CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,819,073)	$ (7,058,158)	$ (18,284,958)	$ (28,216,352)	$ (2,165,491)
Net loss			(18,284,958)	(28,216,352)	(2,165,491)
Net income from discontinued operations					3,177,185
Net loss from continuing operations			(18,284,958)	(28,216,352)	(5,342,676)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		900,938	900,938	5,361,955	276,763
(Recovery of) provision for expected credit losses	(62,132)	349,960	1,131,988	3,273,860
Realized gain on sale/exchange of cryptocurrencies		(92,680)	(94,149)	(676,015)
Impairment loss of long-lived assets		4,530,587	6,472,266	16,691,803
Impairment loss of long-term investment			2,389,698	610,302	0
Stock compensation expense		42,009	73,230	67,271	1,622,086
Amortization of convertible debenture issuance costs and discounts	543,605	283,235	1,125,067	357,995
Interest expense of convertible debenture		130,210	587,170	190,996	54,137
Interest expense of third-party loans		8,515	8,515	36,380
Gain on debt settlement					(823,749)
Changes in operating assets and liabilities
Cryptocurrencies - mining, net of mining pool operating fees		(2,967,053)	(2,676,138)	(5,832,252)	(192,351)
Other receivables	766,593	(956,456)	(2,982,107)	1,014,989	(686,750)
Prepayments	(978,667)	258,264	205,264	(322,972)	(18,066,337)
Security deposits		145,860	660,552	(199,800)	(1,151,851)
Accounts payable		(667,912)	(667,912)	667,912
Other payables and accrued liabilities	(375,528)	472,317	1,285,559	31,078	294,809
Taxes payable					(349,960)
Net cash used in operating activities from continuing operations			(7,929,234)	(6,761,587)	(24,315,416)
Net cash provided by operating activities from discontinued operations					10,080,079
Net cash used in operating activities	(2,925,202)	(4,620,364)	(7,929,234)	(6,761,587)	(14,235,337)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of cryptocurrencies		4,668,828	4,668,828	4,384,562
Purchases of plant and equipment				(115,033)	(8,302,893)
Loan to a third party		(950,000)	(3,645,822)		(3,000,000)
Proceeds from investment of subsidiaries' noncontrolling interests			250
Net cash provided by (used in) investing activities from continuing operations			1,023,256	4,269,529	(11,302,893)
Net cash used in investing activities from discontinued operations					(3,177)
Repayments from loans to third parties	1,545,888	0
Net cash provided by investing activities	1,545,888	3,718,828	1,023,256	4,269,529	(11,306,070)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments from other receivables - related parties, net				354,903
Proceeds from other payables - related parties, net					645,096
Proceeds from issuance of ordinary shares through public offerings					35,044,524
Proceeds from issuance of ordinary shares through private offerings		2,903,662	3,994,222
Proceeds from third party loans				819,000
Repayments to third party loans		(819,000)	(819,000)
Payments of convertible debenture interest expense		(130,210)	(587,170)	(190,996)	(54,137)
Payments of third -party loans interest expense		(8,515)	(8,515)	(36,380)
Proceeds from convertible debentures, net of issuance costs		6,127,334	6,127,334	1,844,000
Repayments of convertible debenture		(300,000)	(1,560,000)	(300,000)
Proceeds from exercise of warrants			1,151,903
Net cash provided by financing activities from continuing operations			8,298,774	2,490,527	35,635,483
Net cash used in financing activities from discontinued operations					(9,698,610)
Net cash provided by financing activities		7,773,271	8,298,774	2,490,527	25,936,873
EFFECT OF EXCHANGE RATE ON CASH					(7,487)
CHANGES IN CASH AND CASH EQUIVALENTS	(1,379,314)	6,871,735	1,392,796	(1,531)	387,979
CASH AND CASH EQUIVALENTS, beginning of year	1,409,070	16,274	16,274	493,910	105,931
CASH AND CASH EQUIVALENTS, end of year	29,756	6,888,009	1,409,070	16,274	493,910
LESS: CASH FROM DISCONTINUED OPERATIONS					476,105
CASH FROM CONTINUING OPERATIONS			1,409,070	16,274	17,805
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest		138,725	270,170	$ 89,589
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Other receivable - related party from disposal of subsidiary					1,000,000
Conversion of convertible debenture into ordinary shares	$ 10,545	$ 244,078			$ 1,300,000
Exchange of warrants for convertible debenture			$ 2,000,000